ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES
Research contract expenses	$ 358,287	$ 105,071
Payroll	804,156	788,169
Payroll taxes	93,989	159,593
Professional fees	50,534	44,278
Other expenses	1,740	78,594
Total	$ 1,308,706	$ 1,175,705